INVESTMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INVESTMENTS [Text Block]

3. INVESTMENTS

For the years ended December 31, 2017 and 2016, the Company had the following investments:

		Accumulated
December 31, 2017	Cost	unrealized loss	Fair value
Fair value through profit or loss
Marketable securities	$2,396,251	$(1,256,804)	$1,139,447
Total Fair value through profit or loss	2,396,251	(1,256,804)	1,139,447
Available-for-sale
Marketable securities	2,287,141	(87,942)	2,199,199
Total investments	$4,683,392	$(1,344,746)	$3,338,646

		Accumulated
December 31, 2016	Cost	unrealized loss	Fair value
Fair value through profit or loss
Marketable securities	$1,641,751	$(1,378,995)	$262,756
Total Fair value through profit or loss	1,641,751	(1,378,995)	262,756
Available-for-sale
Marketable securities	910,473	(697,675)	212,798
Total investments	$2,552,224	$(2,076,670)	$475,554

During the year ended December 31, 2017, the Company recorded a loss of $Nil (2016 - $697,675) related to the permanent impairment of certain available-for-sale marketable securities. The Company had sustained significant unrealized losses for which there was no expectation of reversal in the forseable future.